Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Transactions and Balances with Related Parties

Note 12 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides share option programs to directors and officers and contributes to a post-employment defined contribution plan on behalf of employees, see Note 9 for the balances and Note 11 regarding share based payments.

Certain officers are entitled to termination benefits of up to 6 monthly salaries or fees, See Note 18. Officers also participate in the Group’s share option programs. For further information, see Note 11 regarding share-based payments.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2021	2020	2019
	USD thousands
Short - term employee benefits	2,402	1,982	1,776
Post-employment benefits	27	19	22
Share based payments	1,446	1,667	719

	3,875	3,668	2,517

The Company recorded expenses to directors:

	For the year ended December 31
	2021	2020	2019
	USD thousands
Short - term benefits	323	306	339
Share based payments	478	742	269

	801	1,048	608